Other liabilities - Changes in the provision for employee benefits (Details) - Provision for employee benefit obligation - Employee benefit obligation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 3,885	$ 4,382
Actuarial (loss) / gain (in other comprehensive income)	(90)	13
Service Cost	375	(273)
Amounts paid in the year	(302)	(359)
Other		275
Translation differences and inflation adjustment	312	(153)
Balances at the end of year	$ 4,180	$ 3,885